UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2007

Date of reporting period: October 31, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	5

Fund Performance	8

Schedule of Investments	13

Statement of Assets and Liabilities	17

Statement of Operations	19

Statements of Changes in Net Assets	20

Notes to Financial Statements	21

Financial Highlights	29

Report of Independent Registered Public Accounting Firm	31

Fund Information	32

Directors and Officers	33

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis Global Fund’s Class A shares delivered a total return on net asset value of 39.13% for the year ended October 31, 20071. Over the same time period, the Morgan Stanley Capital International World Index2 (“Index”) returned 20.39%. The industry groups3 within the Index which turned in the strongest performance over the 12-month period were material, energy, and industrial companies. The industry groups which turned in the weakest performance over the 12-month period were health care, financial and consumer discretionary companies. The Fund had approximately 72% of its assets invested in foreign companies, 17% in U.S. companies, and 11% in cash as of October 31, 2007.

Key Contributors to Performance

The strong performance of the Fund’s industrial companies (up 94% versus 30% for the Index industry group), along with a higher relative average weighting in this industry group (13% versus 11% for the Index) contributed4 to both absolute and relative performance. China Merchants Holdings5 (up 142%), Shanghai Electric (up 135%), Harbin Power Equipment (up 122%), and Kuehne & Nagel (up 58%) were among the top contributors to performance.

Although the Index’s financial companies were among the weakest industry groups (up 8%), the Fund benefited from good stock selection as the Fund’s financial companies (up 37%) out-performed both the industry group and the overall Index. China Merchants Bank (up 228%), Turkiye Garanti Bankasi (up 86%), and Power Corp. of Canada (up 44%) were among the top contributors to performance.

Key Detractors from Performance

The Fund’s energy companies performed well (up 41% versus 35% for the Index industry group), but relative performance was harmed as the Fund had a lower average weighting (4% versus 9% for the Index) in this industry group.

The Fund’s material companies performed well (up 118% versus 48% for the Index industry group), but relative performance was harmed as the Fund had a lower average weighting (3% versus 6% for the Index) in this industry group.

The Fund’s cash position detracted from relative performance in the strongly rising market.

Other top detractors included Ambac Financial Group (down 49%), Virgin Media (down 18%), China Railway Logistics (down 53%), RHJ International (down 16%), and E*TRADE Financial (down 30%).

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

From its inception date on December 22, 2004 until January 1, 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers and employees of the Fund, or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), were eligible to purchase Fund shares.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Global Fund are: (1) foreign country risk, (2) foreign currency risk, (3) market risk, (4) company risk, (5) medium-capitalization risk, (6) headline risk, (7) emerging market risk, and (8) selection risk. See the prospectus for a full description of each risk.

1  Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio for Class A for the year ended October 31, 2007 was 1.30%. The total annualized operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended October 31, 2007.

		Fund Inception
	One Year	(12/22/04)
Davis Global Fund A
without sales charge	39.13%	25.87%
Davis Global Fund A
with 4.75% sales charge	32.55%	23.74%
Morgan Stanley Capital
International World Index	20.39%	16.11%

Fund performance changes over time and current performance may be higher or lower than stated. Expense ratios and returns for other classes of shares will vary from the above expense ratio and returns. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2  The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia. The MSCI World Index includes all 23 MSCI developed market countries. Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

3  The companies included in the Morgan Stanley Capital International World Index are divided into ten industry groups. One or more industry sectors make up an industry group.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

4 A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5  This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Global Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS GLOBAL FUND

FUND OVERVIEW

At October 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	MSCI World
Common Stock (Foreign)	72.28%	Media	12.42%	2.63%
Common Stock (U.S.)	17.05%	Transportation	11.72%	1.99%
Short Term Investments	10.47%	Banks	10.24%	9.82%
Other Assets & Liabilities	0.20%	Diversified Financials	8.87%	6.59%
	100.00%	Food, Beverage & Tobacco	8.16%	4.80%
		Insurance	7.90%	4.90%
		Capital Goods	6.94%	8.69%
		Technology	5.26%	11.34%
		Materials	5.12%	7.05%
		Other	4.68%	14.51%
		Consumer Durables &
		Apparel	4.61%	1.86%
		Telecommunication Services	4.17%	4.94%
		Health Care	3.74%	8.33%
		Automobiles & Components	3.23%	2.35%
		Energy	2.94%	10.20%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Stock Holdings)		(% of Fund’s Net Assets)

United States	19.09%	China Merchants Bank Co., Ltd.	3.67%
China	17.92%	Tenaris S.A., ADR	2.63%
Netherlands	8.51%	China Merchants Holdings
Switzerland	7.32%	International Co., Ltd.	2.58%
United Kingdom	6.04%	Power Corp. of Canada	2.54%
Mexico	5.32%	Heineken Holding NV	2.49%
Canada	5.12%	Grupo Televisa S.A. ADR	2.45%
Germany	4.67%	Google Inc., Class A	2.44%
Japan	4.04%	America Movil SAB de C.V., Series L, ADR	2.31%
Belgium	3.76%	Shanghai Electric Group Co. Ltd., Shares H	2.28%
Argentina	2.94%	Kuehne & Nagel International AG,
France	2.72%	Registered	2.28%
Hong Kong	2.53%
Turkey	2.22%
Australia	1.98%
Finland	1.22%
South Korea	1.06%
Ireland	1.01%
Brazil	1.01%
Austria	0.99%
Taiwan	0.53%
	100.00%

DAVIS GLOBAL FUND

FUND OVERVIEW – (Continued)

New Positions Added (11/01/06 - 10/31/07)
(Highlighted positions are those greater than 1.50% of 10/31/07 total net assets)
			% of 10/31/07
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
Ambac Financial Group, Inc	Property & Casualty Insurance	07/30/07	0.55%
Blount International, Inc	Capital Goods	03/06/07	0.48%
China CITIC Bank, Shares H	Commercial Banks	04/20/07	1.09%
China Railway Logistics Ltd.	Technology Hardware & Equipment	07/13/07	0.35%
China Resources Power
Holdings Co. Ltd	Utilities	03/01/07	1.16%
China Shipping Development
Co. Ltd., Shares H	Transportation	07/19/07	1.42%
Comcast Corp., Special Class A	Media	10/26/07	1.10%
Daimler AG	Automobiles & Components	05/15/07	1.56%
E*TRADE Financial Corp.	Capital Markets	08/03/07	0.52%
Global Logistics Acquisition Corp.	Transportation	09/19/07	0.41%
Google Inc., Class A	Software & Services	06/25/07	2.44%
Grupo Televisa S.A., ADR	Media	02/27/07	2.45%
Guangdong Investment Ltd.	Utilities	03/01/07	0.56%
Hang Lung Group Ltd.	Real Estate	04/30/07	1.91%
Harbin Power Equipment
Co. Ltd., Shares H	Capital Goods	06/18/07	2.14%
HSBC Holdings PLC	Commercial Banks	01/04/07	0.89%
Johnson & Johnson	Pharmaceutical, Biotechnology &
	Life Sciences	07/17/07	0.75%
Millea Holdings, Inc.	Property & Casualty Insurance	03/20/07	1.05%
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	06/27/07	0.77%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	09/14/07	1.46%
Omnicare, Inc.	Health Care Equipment & Services	12/21/06	–
RHJ International	Capital Markets	04/11/07	1.73%
Ryanair Holdings PLC, ADR	Transportation	07/05/07	0.90%
Shanghai Electric Group Co.
Ltd., Shares H	Capital Goods	06/18/07	2.28%
Shinsei Bank, Ltd.	Commercial Banks	08/01/07	0.63%
Siemens AG, Registered	Capital Goods	06/13/07	1.29%
Sino-Forest Corp.	Materials	09/05/07	2.04%
Toll Holdings Ltd.	Transportation	04/10/07	1.09%
Turkiye Garanti Bankasi A.S.	Commercial Banks	04/30/07	1.98%
UBS AG, Registered	Capital Markets	02/28/07	0.80%

DAVIS GLOBAL FUND

FUND OVERVIEW – (Continued)

Positions Closed (11/01/06 - 10/31/07)
(Gains and losses greater than $50,000 are highlighted)
		Date of	Realized
Security	Sector	Final Sale	Gain/(Loss)
Apollo Group, Inc., Class A	Consumer Services	02/07/07	$(25,947)
DIRECTV Group, Inc	Media	12/26/06	134,676
Lotte Chilsung Beverage Co., Ltd.	Food, Beverage & Tobacco	10/23/07	33,435
Lotte Confectionery Co., Ltd.	Food, Beverage & Tobacco	10/22/07	45,496
Nong Shim Holdings Co., Ltd.	Food, Beverage & Tobacco	10/23/07	32,045
Omnicare, Inc.	Health Care Equipment & Services	10/26/07	(62,703)
Pacific Corp.	Household & Personal Products	10/23/07	80,244
Taeyoung Engineering & Construction	Capital Goods	10/22/07	124,356

DAVIS GLOBAL FUND

CLASS A FUND PERFORMANCE

Average Annual Return for the		Expense Example
periods ended October 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes an			Account Value	Account Value	During Period*
initial sales charge of 4.75%.)			(05/01/07)	(10/31/07)	(05/01/07-10/31/07)
One-year	32.55%	Actual	$1,000.00	$1,193.36	$7.19
Life of the Class (December 22,		Hypothetical (5% return
2004 through October 31, 2007)	23.74%	before expenses)	$1,000.00	$1,018.65	$6.61

*Expenses are equal to the Class’s annualized expense ratio (1.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 12 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class A Shares on December 22, 2004 (commencement of operations) and paid a 4.75% sales charge. As the chart shows, by October 31, 2007, the value of your investment would have grown to $18,391 - an 83.91% increase on your initial investment. For comparison, look at how the Morgan Stanley Capital International World Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,323 - a 53.23% increase.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia. The MSCI World Index includes all 23 MSCI developed market countries. Index returns assume dividends reinvested net of withholding tax.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

CLASS B FUND PERFORMANCE

Average Annual Return for the		Expense Example
periods ended October 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(05/01/07)	(10/31/07)	(05/01/07-10/31/07)
One-year	33.80%	Actual	$1,000.00	$1,187.19	$12.68
Life of the Class (December 22,		Hypothetical (5% return
2004 through October 31, 2007)	23.87%	before expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 12 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class B Shares on December 22, 2004 (commencement of operations). As the chart shows, by October 31, 2007, the value of your investment (less a contingent deferred sales charge) would have grown to $18,443 - an 84.43% increase on your initial investment. For comparison, look at how the Morgan Stanley Capital International World Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,323 - a 53.23% increase.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia. The MSCI World Index includes all 23 MSCI developed market countries. Index returns assume dividends reinvested net of withholding tax.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

CLASS C FUND PERFORMANCE

Average Annual Return for the		Expense Example
periods ended October 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(05/01/07)	(10/31/07)	(05/01/07-10/31/07)
One-year	36.70%	Actual	$1,000.00	$1,186.41	$12.68
Life of the Class (December 22,		Hypothetical (5% return
2004 through October 31, 2007)	24.57%	before expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 12 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class C Shares on December 22, 2004 (commencement of operations). As the chart shows, by October 31, 2007, the value of your investment would have grown to $18,743 - an 87.43% increase on your initial investment. For comparison, look at the Morgan Stanley Capital International World Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,323 - a 53.23% increase.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia. The MSCI World Index includes all 23 MSCI developed market countries. Index returns assume dividends reinvested net of withholding tax.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

CLASS Y FUND PERFORMANCE

Total Return for the		Expense Example
period ended October 31, 2007			Beginning	Ending	Expenses Paid
(There is no sales charge applicable			Account Value	Account Value	During Period*
to this calculation.)			(07/25/07)	(10/31/07)	(07/25/07-10/31/07)
		Actual	$1,000.00	$1,087.80	$2.94
Life of the Class (July 25, 2007		Hypothetical (5% return
through October 31, 2007)	8.78%	before expenses)	$1,000.00	$1,010.61	$2.83

*Expenses are equal to the Class’s annualized expense ratio (1.05%), multiplied by the average account value over the period, multiplied by 98/365 (to reflect the period since inception of class). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 12 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class Y Shares on July 25, 2007 (inception of class). As the chart shows, by October 31, 2007, the value of your investment would have grown to $10,878 - an 8.78% increase on your initial investment. For comparison, look at the Morgan Stanley Capital International World Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $10,463 - a 4.63% increase.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia. The MSCI World Index includes all 23 MSCI developed market countries. Index returns assume dividends reinvested net of withholding tax.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in each Class’s Fund Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 05/01/07 to 10/31/07 for Classes A, B and C, and from 07/25/07 to 10/31/07 for Class Y. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

October 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (89.33%)

AUTOMOBILES & COMPONENTS – (2.88%)
2,818	Continental AG (Germany)	$426,200
11,390	Daimler AG (Germany)	1,246,095
234	Porsche AG (Germany)	623,641
		2,295,936
CAPITAL GOODS – (6.20%)
31,290	Blount International, Inc.*	382,677
522,000	Harbin Power Equipment Co. Ltd., Shares H (China)	1,708,618
1,830,000	Shanghai Electric Group Co. Ltd., Shares H (China)	1,819,643
7,590	Siemens AG, Registered (Germany)	1,029,178
		4,940,116
CAPITAL MARKETS – (3.05%)
37,160	E*TRADE Financial Corp.*	413,777
78,450	RHJ International* (Belgium)	1,379,638
11,850	UBS AG, Registered (Switzerland)	635,306
		2,428,721
COMMERCIAL BANKS – (9.15%)
1,068,000	China CITIC Bank, Shares H* (China)	871,779
566,500	China Merchants Bank Co., Ltd. (China)	2,921,032
8,689	Erste Bank der oesterreichischen Sparkassen AG (Austria)	707,392
35,606	HSBC Holdings PLC (United Kingdom)	705,948
154,820	Shinsei Bank, Ltd. (Japan)	501,814
170,200	Turkiye Garanti Bankasi A.S. (Turkey)	1,581,552
		7,289,517
COMMERCIAL SERVICES & SUPPLIES – (0.56%)
123,791	Rentokil Initial PLC (United Kingdom)	444,281
CONSUMER DURABLES & APPAREL – (4.12%)
15,507	Hunter Douglas NV (Netherlands)	1,450,508
39,871	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	1,648,267
2,158	Mohawk Industries, Inc.*	184,164
		3,282,939
DIVERSIFIED FINANCIAL SERVICES – (4.87%)
10,126	Groupe Bruxelles Lambert S.A. (Belgium)	1,297,354
30,000	Oaktree Capital Group LLC, Class A (b)	1,162,500
12,456	Pargesa Holding S.A., Bearer Shares (Switzerland)	1,422,893
		3,882,747
ENERGY – (2.63%)
38,905	Tenaris S.A., ADR (Argentina)	2,093,089

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD, BEVERAGE & TOBACCO – (7.29%)
26,274	Diageo PLC (United Kingdom)	$602,819
33,509	Heineken Holding NV (Netherlands)	1,987,848
157	Japan Tobacco Inc. (Japan)	915,097
386	Lindt & Spruengli AG (Switzerland)	1,336,085
29,770	Unilever NV, NY Shares (Netherlands)	966,334
		5,808,183
HEALTH CARE EQUIPMENT & SERVICES – (2.59%)
14,522	Essilor International S.A. (France)	927,931
9,329	IDEXX Laboratories, Inc.*	1,134,873
		2,062,804
LIFE & HEALTH INSURANCE – (3.31%)
9,723	AFLAC Inc.	610,410
47,210	Power Corp. of Canada (Canada)	2,025,035
		2,635,445
MATERIALS – (4.57%)
18,029	BHP Billiton PLC (United Kingdom)	692,404
22,660	Companhia Vale do Rio Doce, ADR (Brazil)	715,376
6,531	Rio Tinto PLC (United Kingdom)	612,444
60,990	Sino-Forest Corp.* (Canada)	1,621,837
		3,642,061
MEDIA – (11.10%)
41,900	Comcast Corp., Special Class A*	874,243
78,450	Grupo Televisa S.A., ADR (Mexico)	1,949,482
11,850	Lagardere S.C.A. (France)	1,004,914
19,093	Liberty Global, Inc., Series C*	700,045
81,643	News Corp., Class A	1,769,204
59,148	Virgin Media Inc.	1,307,467
90,507	WPP Group PLC (United Kingdom)	1,238,235
		8,843,590
MULTI-LINE INSURANCE – (1.37%)
17,309	American International Group, Inc.	1,092,544
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.75%)
9,200	Johnson & Johnson	599,564
PROPERTY & CASUALTY INSURANCE – (2.37%)
11,890	Ambac Financial Group, Inc.	437,909
21,260	Millea Holdings, Inc. (Japan)	836,703
67,590	NIPPONKOA Insurance Co., Ltd. (Japan)	618,574
		1,893,186

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

REAL ESTATE – (1.91%)
255,000	Hang Lung Group Ltd. (Hong Kong)	$1,518,938
SOFTWARE & SERVICES – (3.25%)
2,755	Google Inc., Class A*	1,945,416
18,561	Iron Mountain Inc.*	644,624
		2,590,040
TECHNOLOGY HARDWARE & EQUIPMENT – (1.44%)
256,000	China Railway Logistics Ltd.* (Hong Kong)	279,749
21,940	Nokia Oyj, ADR (Finland)	871,457
		1,151,206
TELECOMMUNICATION SERVICES – (3.73%)
28,093	America Movil SAB de C.V., Series L, ADR (Mexico)	1,837,001
19,830	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	380,736
24,393	SK Telecom Co., Ltd., ADR (South Korea)	751,548
		2,969,285
TRANSPORTATION – (10.47%)
68,860	Asciano Group* (Australia)	540,209
291,598	China Merchants Holdings International Co., Ltd. (China)	2,054,883
334,000	China Shipping Development Co. Ltd., Shares H (China)	1,134,680
282,400	Cosco Pacific Ltd. (China)	878,193
41,700	Global Logistics Acquisition Corp.*	327,345
16,905	Kuehne & Nagel International AG, Registered (Switzerland)	1,816,713
14,600	Ryanair Holdings PLC, ADR* (Ireland)	717,371
69,628	Toll Holdings Ltd. (Australia)	870,162
		8,339,556
UTILITIES – (1.72%)
248,000	China Resources Power Holdings Co. Ltd. (China)	922,889
648,000	Guangdong Investment Ltd. (China)	445,377
		1,368,266

Total Common Stock – (identified cost $55,569,423)	71,172,014

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2007

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (10.47%)

$2,309,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.92%,
	11/01/07, dated 10/31/07, repurchase value of $2,309,316
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.335%-6.502%, 01/01/20-05/01/38,
	total market value $2,355,180)	$2,309,000
2,309,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.92%,
	11/01/07, dated 10/31/07, repurchase value of $2,309,316
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 06/01/35,
	total market value $2,355,180)	2,309,000
1,924,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.90%,
	11/01/07, dated 10/31/07 repurchase value of $1,924,262
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.00%, 08/01/22-10/01/37,
	total market value $1,962,480)	1,924,000
1,800,000	UBS Securities LLC Joint Repurchase Agreement, 4.93%,
	11/01/07, dated 10/31/07, repurchase value of $1,800,247
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0%-7.00%, 09/01/33-10/01/37,
	total market value $1,836,000)	1,800,000

	Total Short Term Investments – (identified cost $8,342,000)	8,342,000

Total Investments – (99.80%) – (identified cost $63,911,423) – (a)	79,514,014
Other Assets Less Liabilities – (0.20%)	163,030
Net Assets – (100.00%)	$79,677,044

ADR: American Depositary Receipt

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $64,431,665. At October 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$16,423,031
Unrealized depreciation	(1,340,682)
Net unrealized appreciation	$15,082,349
(b)	Illiquid security – See Note 8 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES

At October 31, 2007

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $63,911,423) (including cost and market value for
repurchase agreements of $8,342,000)	$79,514,014
Cash	2,848
Receivables:
Dividends and interest	62,515
Capital stock sold	781,744
Prepaid expenses	1,007
Total assets	80,362,128

LIABILITIES:
Payables:
Investment securities purchased	435,209
Capital stock redeemed	120,406
Accrued expenses	57,908
Accrued management fees	48,662
Distribution and service plan fees (Note 4)	22,899
Total liabilities	685,084
NET ASSETS	$79,677,044

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$213,659
Additional paid-in capital	63,616,098
Accumulated net investment loss	(231,408)
Accumulated net realized gains from investments and foreign currency transactions	475,327
Net unrealized appreciation on investments and foreign currency transactions	15,603,368
Net Assets	$79,677,044

DAVIS GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES – (Continued)

At October 31, 2007

CLASS A SHARES
Net assets	$55,104,191
Shares outstanding	2,946,971
Net asset value and redemption price per share	$18.70
Maximum offering price per share (100/95.25 of $18.70)*	$19.63

CLASS B SHARES
Net assets	$5,675,538
Shares outstanding	306,374
Net asset value, offering, and redemption price per share	$18.52

CLASS C SHARES
Net assets	$17,890,495
Shares outstanding	966,019
Net asset value, offering, and redemption price per share	$18.52

CLASS Y SHARES
Net assets	$1,006,820
Shares outstanding	53,808
Net asset value, offering, and redemption price per share	$18.71

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF OPERATIONS

For the year ended October 31, 2007

Investment Income:
Income:
Dividends (net of foreign withholding taxes of $40,226)		$426,719
Interest		138,573
Total income		565,292

Expenses:
Management fees (Note 3)	$262,241
Custodian fees	71,236
Transfer agent fees:
Class A	13,755
Class B	3,902
Class C	9,613
Class Y	2,016
Audit fees	18,000
Accounting fees (Note 3)	6,000
Legal fees	64
Reports to shareholders	19,550
Directors’ fees and expenses	5,797
Registration and filing fees	82,566
Miscellaneous	10,454
Payments under distribution plan (Note 4):
Class A	21,957
Class B	10,597
Class C	48,041
Total expenses		585,789
Expenses paid indirectly (Note 6)		(1,495)
Reimbursement of expenses by adviser (Note 3)		(71,468)
Net expenses		512,826
Net investment income		52,466

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions		475,355
Foreign currency transactions		(10,208)
Net increase in unrealized appreciation on investments and
foreign currency transactions		12,001,199
Net realized and unrealized gain on investments and foreign currency		12,466,346
Net increase in net assets resulting from operations		$12,518,812

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	October 31, 2007	October 31, 2006
OPERATIONS:
Net investment income	$52,466	$61,149
Net realized gain from investments and foreign currency
transactions	465,147	79,669
Net increase in unrealized appreciation on investments and
foreign currency transactions	12,001,199	3,081,534
Net increase in net assets resulting from operations	12,518,812	3,222,352

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Class A	(268,562)	(142,231)
Class B	(8)	(3)
Class C	(8)	(3)
Class Y	–	–

Realized gains from investment transactions:
Class A	(78,735)	–
Class B	(6)	–
Class C	(6)	–
Class Y	–	–

CAPITAL SHARE TRANSACTIONS:
net increase in assets resulting from capital share
transactions (Note 5):
Class A	28,566,369	2,799,922
Class B	5,230,887	3
Class C	16,044,392	3
Class Y	945,105	–

Total increase in net assets	62,958,240	5,880,043

NET ASSETS:
Beginning of year	16,718,804	10,838,761
End of year*	$79,677,044	$16,718,804

*Including accumulated net investment loss of	$(231,408)	$(5,088)

See Notes to Financial Statements

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. The Fund offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation and distributions. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements, until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2007, amounts have been reclassified to reflect an increase to accumulated net investment loss of $10,208 and a corresponding increase to accumulated net realized gains from investments and foreign currency transactions. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary Income	$268,578	$142,237
Long-Term Capital Gain	78,747	-
Total	$347,325	$142,237

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$357,196
Accumulated net realized losses from investments and
foreign currency transactions	408,228
Net unrealized appreciation on investments and
foreign currency transactions	15,083,126
Total	$15,848,550

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

New Accounting Pronouncement – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2007 were $ 45,398,349 and $ 3,244,394, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the year ended October 31, 2007 approximated 0.75% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended October 31, 2007 amounted to $1,961. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended October 31, 2007 amounted to $6,000. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%). During the year ended October 31, 2007, such reimbursements amounted to $71,468. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2007

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the year ended October 31, 2007, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received $284,845 from commissions earned on sales of Class A shares of the Fund, of which $44,978 was retained by the Underwriter and the remaining $239,867 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund’s registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the year ended October 31, 2007 was $21,957.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., (“NASD”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the year ended October 31, 2007, Class B shares of the Fund made distribution plan payments, which included distribution fees of $7,954 and service fees of $2,643.

Commission advances by the Distributor during the year ended October 31, 2007, on the sale of Class B shares of the Fund amounted to $26,988, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $33,318 representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS– (Continued)

October 31, 2007

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES – (Continued)

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended October 31, 2007, the Distributor received $1,072 in contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the year ended October 31, 2007, Class C shares of the Fund made distribution plan payments, which included distribution fees of $36,031 and service fees of $12,010.

Commission advances by the Distributor during the year ended October 31, 2007, on the sale of Class C shares of the Fund amounted to $129,799, all of which was re-allowed to qualified selling dealers. During the year ended October 31, 2007, the Distributor received $575 in contingent deferred sales charges from Class C shares of the Fund.

NOTE 5 – CAPITAL STOCK

At October 31, 2007, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which are classified as Davis Global Fund. Transactions in capital stock were as follows:

Class A
	Year ended		Year ended
	October 31, 2007		October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,755,881	$29,112,167	208,130	$2,662,133
Shares issued in reinvestment
of distributions	23,875	346,310	12,315	142,232
	1,779,756	29,458,477	220,445	2,804,365
Shares redeemed	(53,287)	(892,108)[1]	(348)	(4,443)
Net increase	1,726,469	$28,566,369	220,097	$2,799,922

[1] Net of redemption fees of $810.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS– (Continued)

October 31, 2007

NOTE 5 – CAPITAL STOCK – (Continued)

Class B

	Year ended		Year ended
	October 31, 2007		October 31, 2006
	Shares	Amount	Shares		Amount
Shares sold	320,995	$5,472,324	–		$–
Shares issued in reinvestment
of distributions	1	14	–	*	3
	320,996	5,472,338	–		3
Shares redeemed	(14,722)	(241,451)[1]	–		–
Net increase	306,274	$5,230,887	–	*	$3

[1] Net of redemption fees of $432.

Class C

	Year ended		Year ended
	October 31, 2007		October 31, 2006
	Shares	Amount	Shares		Amount
Shares sold	977,368	$16,244,181	–		$–
Shares issued in reinvestment
of distributions	1	14	–	*	3
	977,369	16,244,195	–		3
Shares redeemed	(11,450)	(199,803)[1]	–		–
Net increase	965,919	$16,044,392	–	*	$3

[1] Net of redemption fees of $252.

Class Y

	July 25, 2007
	(inception of class) through
	October 31, 2007
	Shares	Amount
Shares sold	53,808	$945,105
Shares issued in reinvestment
of distributions	–	–
	53,808	945,105
Shares redeemed	–	–
Net increase	53,808	$945,105

* Less than 1 share.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS– (Continued)

October 31, 2007

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1,495 during the year ended October 31, 2007.

NOTE 7 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended October 31, 2007.

NOTE 8 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund amounted to $1,162,500 or 1.46% of the Fund’s net assets as of October 31, 2007.

				Valuation per
	Acquisition		Cost per	Share as of
Security	Date	Shares	Share	October 31, 2007

Oaktree Capital Group LLC, Class A	9/14/07	30,000	$34.55	$38.75

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Year ended 10/31/2007	13.70	0.05 [5]	5.23	5.28
Year ended 10/31/2006	10.83	0.05	2.95	3.00
Period from 12/22/2004[4] to 10/31/2005	10.00	0.10	0.75	0.85
Davis Global Fund Class B:
Year ended 10/31/2007	13.57	(0.13)[5]	5.22	5.09
Year ended 10/31/2006	10.76	(0.09)	2.93	2.84
Period from 12/22/2004[4] to 10/31/2005	10.00	0.03	0.73	0.76
Davis Global Fund Class C:
Year ended 10/31/2007	13.58	(0.11)[5]	5.19	5.08
Year ended 10/31/2006	10.75	(0.08)	2.94	2.86
Period from 12/22/2004[4] to 10/31/2005	10.00	0.03	0.72	0.75
Davis Global Fund Class Y:
Period from 07/25/2007[4] to 10/31/2007	17.20	0.00	1.51	1.51

	Year ended October 31,
	2007	2006	2005
Portfolio Turnover[2]
(for all classes of shares)	10%	10%	0%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

4  Inception date of class.

5  Per share calculations were based on average shares outstanding for the period.

6  Annualized.

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[3]

$(0.22)	$(0.06)	$–	$–	$–	$(0.28)	$18.70	39.13%	$55,104	1.48%		1.30%		0.32%
(0.13)	–	–	–	–	(0.13)	13.70	27.96	16,716	1.24		1.24		0.43
(0.02)	–	–	–	–	(0.02)	10.83	8.47	10,837	1.65	[6]	1.30	[6]	1.26 [6]

(0.08)	(0.06)	–	–	–	(0.14)	18.52	37.80	5,676	2.73		2.30		(0.68)
(0.03)	–	–	–	–	(0.03)	13.57	26.41	1	12.99		2.30		(0.63)
–	–	–	–	–	–	10.76	7.60	1	2.65	[6]	2.30	[6]	0.26 [6]

(0.08)	(0.06)	–	–	–	(0.14)	18.52	37.70	17,890	2.56		2.30		(0.68)
(0.03)	–	–	–	–	(0.03)	13.58	26.62	1	13.31		2.30		(0.63)
–	–	–	–	–	–	10.75	7.50	1	2.65	[6]	2.30	[6]	0.26 [6]

–	–	–	–	–	–	18.71	8.78	1,007	3.64	[6]	1.05	[6]	0.13 [6]

See Notes to Financial Statements

DAVIS GLOBAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis New York Venture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Global Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from December 22, 2004 (commencement of operations) through October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Global Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from December 22, 2004 (commencement of operations) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

December 21, 2007

DAVIS GLOBAL FUND

FUND INFORMATION

Federal Income Tax Information (Unaudited)

In early 2008, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

During the fiscal year ended October 31, 2007, $268,578 of dividends paid by the Fund constituted income dividends for Federal Income Tax purposes. The Fund designates $16,211 as income qualifying for the corporate dividends-received deduction.

For the fiscal year ended October 31, 2007, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $175,122 as qualified dividend income.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, either as interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended October 31, 2007, $21,212 or 8% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

During the fiscal year ended October 31, 2007, the Fund declared and paid long-term capital gain dividends in the amount of $78,747.

The Fund has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a Federal Tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction. For the fiscal year ended October 31, 2007, the Fund intends on passing through $39,302 as a foreign tax credit based on foreign source income of $424,252.

For purposes of preparing your Federal Income Tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute Form 1099-DIV which you should receive in early 2008.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations, which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel and Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner of Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS GLOBAL FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Investment Adviser	Vice President & Secretary
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Global Fund including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Fund Performance	5

Schedule of Investments	9

Statement of Assets and Liabilities	13

Statement of Operations	14

Statement of Changes in Net Assets	15

Notes to Financial Statements	16

Financial Highlights	23

Report of Independent Registered Public Accounting Firm	24

Fund Information	25

Directors and Officers	26

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis International Fund’s Class A shares delivered a total return on net asset value of 34.80% for the period from December 29, 2006 (commencement of operations) through October 31, 20071. Over the same time period, the Morgan Stanley Capital International Europe, Australia, Asia, and Far East Index2 (EAFE) (“Index”), returned 17.60%. The industry groups3 within the Index which turned in the strongest performance over the period were material, telecommunication service, and industrial companies. The industry groups which turned in the weakest performance over the period were consumer discretionary, financial, and health care companies. The Fund had approximately 94% of its assets invested in foreign companies, 4% in U.S. companies, and 2% in cash as of October 31, 2007.

Key Contributors to Performance

The strong performance of the Fund’s industrial companies (up 67% versus 27% for the Index industry group), along with a higher relative average weighting in this industry group (16% versus 12% for the Index), contributed4 to both absolute and relative performance. China Merchants Holdings5 (up 93%), Shanghai Electric (up 136%), Harbin Power Equipment (up 122%), and Kuehne & Nagel (up 44%) were among the top contributors to performance.

Although the Index’s financial companies were among the weakest industry groups (up 9%), the Fund benefited from good stock selection as the Fund’s financial companies (up 32%) out-performed both the Index industry group and the overall Index. China Merchants Bank (up 137%), Turkiye Garanti Bankasi (up 86%), and Power Corp. of Canada (up 49%) were among the top contributors to performance.

Key Detractors from Performance

The weak performance of the Fund’s energy companies (up 16% versus 25% for the Index industry group), along with a lower relative average weighting in this industry group (5% versus 7% for the Index), detracted from relative performance.

The Fund’s material companies performed well (up 123% versus 39% for the Index industry group), but relative performance was harmed as the Fund had a lower average weighting (3% versus 9% for the Index) in this industry group.

The Fund’s cash position detracted from relative performance in the strongly rising market.

Other top detractors included Virgin Media (down 9%), a media company, China Railway Logistics (down 53%), a technology company, RHJ International (down 16%), a diversified financials company, and Asciano Group (down 15%), a transportation company.

_________________________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis International Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis International Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis International Fund are: (1) foreign country risk, (2) foreign currency risk, (3) market risk, (4) company risk, (5) medium capitalization risk, (6) headline risk, (7) emerging market risk, and (8) selection risk. See the prospectus for a full description of each risk.

2

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Class A, B, and C shares of Davis International Fund have been registered with the Securities and Exchange Commission and, as of the date of this prospectus, in selected states where eligible investors are residents. Shares of Davis International Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

1     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio for Class A for the period ended October 31, 2007 was 1.30%. The total annualized operating expense ratio may vary in future years. Below are the cumulative total returns for the period ended October 31, 2007.

Fund Inception (12/29/06)
Davis International Fund A - without sales charge	34.80%
Davis International Fund A - with 4.75% sales charge	28.38%
MSCI EAFE Index	17.60%

Fund performance changes over time and current performance may be higher or lower than stated. Expense ratios and returns for other classes of shares will vary from the above expense ratio and returns. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2     The Morgan Stanley Capital International EAFE Index is an unmanaged capitalization-weighted measure of stock markets from Europe, Australia, Asia, and Far East. It is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world. Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

3     The companies included in the Morgan Stanley Capital International Europe, Australia, Asia, and Far East Index (EAFE) are divided into ten industry groups. One or more industry sectors make up an industry group.

4     A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis International Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS INTERNATIONAL FUND

FUND OVERVIEW

At October 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	MSCI EAFE
Common Stock (Foreign)	93.74%	Transportation	13.90%	2.39%
Common Stock (US)	3.73%	Banks	12.84%	14.52%
Short Term Investments	2.65%	Food, Beverage & Tobacco	10.57%	5.34%
Other Assets & Liabilities	(0.12)%	Media	8.60%	1.97%
	100.00%	Capital Goods	8.31%	8.88%
		Diversified Financials	7.47%	4.86%
		Other	6.76%	20.88%
		Consumer Durables & Apparel	5.70%	2.64%
		Telecommunication Services	5.66%	6.12%
		Insurance	5.56%	5.05%
		Materials	4.41%	9.80%
		Automobiles & Components	4.06%	4.26%
		Energy	3.98%	7.60%
		Technology	2.18%	5.69%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Stock Holdings)		(% of Fund’s Net Assets)

China	22.37%	China Merchants Bank Co., Ltd. – H	5.42%
Netherlands	11.07%	Tenaris S.A., ADR	3.88%
Switzerland	8.46%	China Merchants Holdings
United Kingdom	6.91%	International Co., Ltd.	3.82%
Germany	5.90%	Heineken Holding NV	3.53%
Belgium	5.04%	America Movil SAB de C.V.,
Mexico	5.04%	Series L, ADR	3.41%
Japan	4.01%	Kuehne & Nagel International AG,
Canada	3.99%	Registered	3.35%
Argentina	3.98%	Power Corp. of Canada	3.35%
United States	3.83%	Shanghai Electric Group Co. Ltd. – H	3.25%
France	3.61%	Harbin Power Equipment Co. Ltd. – H	3.06%
Turkey	2.88%	Koninklijke (Royal) Philips
Hong Kong	2.59%	Electronics NV, NY Shares	2.86%
Australia	2.53%
Finland	1.65%
South Korea	1.43%
Brazil	1.36%
Austria	1.34%
Ireland	1.28%
Taiwan	0.73%
	100.00%

4

DAVIS INTERNATIONAL FUND

CLASS A FUND PERFORMANCE

Total Return for the		Expense Example
period ended October 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes an			Account Value	Account Value	During Period*
initial sales charge of 4.75%.)			(05/01/07)	(10/31/07)	(05/01/07-10/31/07)
		Actual	$1,000.00	$1,241.25	$7.34
Life of the Class (December 29,		Hypothetical (5% return
2006 through October 31, 2007)	28.38%	before expenses)	$1,000.00	$1,018.65	$6.61

*Expenses are equal to the Class’s annualized expense ratio (1.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis International Fund, Class A Shares on December 29, 2006 (commencement of operations) and paid a 4.75% sales charge. As the chart shows, by October 31, 2007, the value of your investment would have grown to $12,838 - a 28.38% increase on your initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,760 - a 17.60% increase.

The Morgan Stanley Capital International EAFE Index is an unmanaged capitalization-weighted measure of stock markets from Europe, Australia, Asia, and Far East. It is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world. Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

The performance data for Davis International Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5

DAVIS INTERNATIONAL FUND

CLASS B FUND PERFORMANCE

Total Return for the		Expense Example
period ended October 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(05/01/07)	(10/31/07)	(05/01/07-10/31/07)
		Actual	$1,000.00	$1,234.74	$12.96
Life of the Class (December 29,		Hypothetical (5% return
2006 through October 31, 2007)	29.60%	before expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis International Fund, Class B Shares on December 29, 2006 (commencement of operations). As the chart shows, by October 31, 2007, the value of your investment (less a contingent deferred sales charge) would have grown to $12,960 - a 29.60% increase on your initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,760 - a 17.60% increase.

The Morgan Stanley Capital International EAFE Index is an unmanaged capitalization-weighted measure of stock markets from Europe, Australia, Asia, and Far East. It is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world. Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

The performance data for Davis International Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6

DAVIS INTERNATIONAL FUND

CLASS C FUND PERFORMANCE

Total Return for the		Expense Example
period ended October 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(05/01/07)	(10/31/07)	(05/01/07-10/31/07)
		Actual	$1,000.00	$1,235.67	$12.96
Life of the Class (December 29,		Hypothetical (5% return
2006 through October 31, 2007)	32.70%	before expenses)	$1,000.00	$1,013.61	$11.67

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the adviser. See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis International Fund, Class C Shares on December 29, 2006 (commencement of operations). As the chart shows, by October 31, 2007, the value of your investment would have grown to $13,270 - a 32.70% increase on your initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,760 - a 17.60% increase.

The Morgan Stanley Capital International EAFE Index is an unmanaged capitalization-weighted measure of stock markets from Europe, Australia, Asia, and Far East. It is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world. Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

The performance data for Davis International Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

7

DAVIS INTERNATIONAL FUND

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in each Class’s Fund Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 05/01/07 to 10/31/07. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

October 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (97.47%)

AUTOMOBILES & COMPONENTS – (3.96%)
1,000	Continental AG (Germany)	$151,242
4,000	Daimler AG, Registered (Germany)	437,610
84	Porsche AG (Germany)	223,871
		812,723
CAPITAL GOODS – (8.10%)
192,000	Harbin Power Equipment Co. Ltd. – H (China)	628,457
670,000	Shanghai Electric Group Co. Ltd. – H (China)	666,208
2,700	Siemens AG, Registered (Germany)	366,111
		1,660,776
CAPITAL MARKETS – (3.43%)
29,300	RHJ International* (Belgium)	515,276
3,500	UBS AG, Registered (Switzerland)	187,643
		702,919
COMMERCIAL BANKS – (12.51%)
397,000	China CITIC Bank – H * (China)	324,060
215,500	China Merchants Bank Co., Ltd. – H (China)	1,111,178
3,300	Erste Bank der oesterreichischen Sparkassen AG (Austria)	268,661
10,814	HSBC Holdings PLC (United Kingdom)	214,405
22,700	Shinsei Bank, Ltd. (Japan)	73,577
61,900	Turkiye Garanti Bankasi A.S. (Turkey)	575,194
		2,567,075
COMMERCIAL SERVICES & SUPPLIES – (0.82%)
47,100	Rentokil Initial PLC (United Kingdom)	169,040
CONSUMER DURABLES & APPAREL – (5.55%)
5,900	Hunter Douglas NV (Netherlands)	551,880
14,200	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	587,028
		1,138,908
DIVERSIFIED FINANCIAL SERVICES – (3.85%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	493,266
2,600	Pargesa Holding S.A., Bearer Shares (Switzerland)	297,007
		790,273
ENERGY – (3.88%)
14,800	Tenaris S.A., ADR (Argentina)	796,240
FOOD, BEVERAGE & TOBACCO – (10.31%)
9,479	Diageo PLC (United Kingdom)	217,482
12,200	Heineken Holding NV (Netherlands)	723,738
52	Japan Tobacco Inc. (Japan)	303,089

9

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD, BEVERAGE & TOBACCO – (Continued)
150	Lindt & Spruengli AG (Switzerland)	$519,204
10,800	Unilever NV, NY Shares (Netherlands)	350,568
		2,114,081
HEALTH CARE EQUIPMENT & SERVICES – (1.74%)
5,600	Essilor International S.A. (France)	357,831
LIFE & HEALTH INSURANCE – (3.35%)
16,000	Power Corp. of Canada (Canada)	686,307
MATERIALS – (4.30%)
6,900	BHP Billiton PLC (United Kingdom)	264,995
8,600	Companhia Vale do Rio Doce, ADR (Brazil)	271,502
2,500	Rio Tinto PLC (United Kingdom)	234,437
4,200	Sino-Forest Corp.* (Canada)	111,686
		882,620
MEDIA – (8.38%)
12,400	Grupo Televisa S.A., ADR (Mexico)	308,140
4,300	Lagardere S.C.A. (France)	364,652
7,300	Liberty Global, Inc., Series C*	267,654
22,500	Virgin Media Inc.	497,363
20,600	WPP Group PLC (United Kingdom)	281,831
		1,719,640
PROPERTY & CASUALTY INSURANCE – (2.08%)
7,800	Millea Holdings, Inc. (Japan)	306,975
13,000	NIPPONKOA Insurance Co., Ltd. (Japan)	118,974
		425,949
REAL ESTATE – (2.00%)
69,000	Hang Lung Group Ltd. (Hong Kong)	411,007
TECHNOLOGY HARDWARE & EQUIPMENT – (2.13%)
98,000	China Railway Logistics Ltd.* (Hong Kong)	107,091
8,300	Nokia Oyj, ADR (Finland)	329,676
		436,767
TELECOMMUNICATION SERVICES – (5.52%)
10,700	America Movil SAB de C.V., Series L, ADR (Mexico)	699,673
7,590	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	145,728
9,300	SK Telecom Co., Ltd., ADR (South Korea)	286,533
		1,131,934
TRANSPORTATION – (13.55%)
24,700	Asciano Group* (Australia)	193,772
111,122	China Merchants Holdings International Co., Ltd. (China)	783,074

10

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2007

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TRANSPORTATION – (Continued)
62,000	China Shipping Development Co. Ltd. – H (China)	$210,629
108,000	Cosco Pacific Ltd. (China)	335,853
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	687,783
5,200	Ryanair Holdings PLC, ADR* (Ireland)	255,502
24,990	Toll Holdings Ltd. (Australia)	312,308
		2,778,921
UTILITIES – (2.01%)
74,000	China Resources Power Holdings Co. Ltd. (China)	275,378
200,000	Guangdong Investment Ltd. (China)	137,462
		412,840

Total Common Stock – (identified cost $15,341,151)	19,995,851

SHORT TERM INVESTMENTS – (2.65%)
$150,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.92%,
	11/01/07, dated 10/31/07, repurchase value of $150,021
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.335%-6.502%, 01/01/20-05/01/38,
	total market value $153,000)	150,000
150,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.92%,
	11/01/07, dated 10/31/07, repurchase value of $150,021
	(collateralized by: U.S. Government agency mortgage in a
	pooled cash account, 5.00%, 06/01/35,
	total market value $153,000)	150,000
125,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.90%,
	11/01/07, dated 10/31/07, repurchase value of $125,017
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.00%, 08/01/22-10/01/37,
	total market value $127,500)	125,000
118,000	UBS Securities LLC Joint Repurchase Agreement, 4.93%,
	11/01/07, dated 10/31/07, repurchase value of $118,016
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0.00%-7.00%, 09/01/33-10/01/37,
	total market value $120,360)	118,000

Total Short Term Investments – (identified cost $543,000)	543,000

11

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2007

Total Investments – (100.12%) – (identified cost $15,884,151) – (a)	$20,538,851
Liabilities Less Other Assets – (0.12%)	(24,249)
Net Assets – (100%)	$20,514,602

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)        Aggregate cost for Federal Income Tax purposes is $15,928,914. At October 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$4,945,011
Unrealized depreciation	(335,074)
Net unrealized appreciation	$4,609,937

See Notes to Financial Statements

12

DAVIS INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

At October 31, 2007

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $15,884,151)	$20,538,851
Cash	1,386
Receivables:
Dividends and interest	18,996
Capital stock sold	150
Prepaid expense	556
Total assets	20,559,939
LIABILITIES:
Accrued expenses	27,784
Accrued management fees	13,872
Due to adviser	3,681
Total liabilities	45,337
NET ASSETS	$20,514,602

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$76,088
Additional paid-in capital	15,664,614
Undistributed net investment income	43,173
Accumulated net realized gain from investments and foreign currency transactions	75,685
Net unrealized appreciation on investments and foreign currency transactions	4,655,042
Net Assets	$20,514,602
CLASS A SHARES
Net assets	$20,507,920
Shares outstanding	1,521,263
Net asset value and redemption price per share	$13.48
Maximum offering price per share (100/95.25 of $13.48)*	$14.15
CLASS B SHARES
Net assets	$3,340
Shares outstanding	250
Net asset value, offering, and redemption price per share	$13.36
CLASS C SHARES
Net assets	$3,342
Shares outstanding	250
Net asset value, offering, and redemption price per share	$13.37

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

13

DAVIS INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the period from December 29, 2006 (Commencement of operations) through October 31, 2007

Investment Income:
Income:
Dividends (net of foreign withholding taxes of $19,376)		$190,718
Interest		16,151
Total income		206,869

Expenses:
Management fees (Note 3)	$91,621
Custodian fees	29,013
Transfer agent fees:
Class A	4,387
Class B	566
Class C	566
Audit fees	18,000
Accounting fees (Note 3)	4,500
Legal fees	24
Reports to shareholders	2,483
Directors’ fees and expenses	169
Registration and filing fees	5,420
Miscellaneous	9,167
Payments under distribution plan (Note 4):
Class B	18
Class C	18
Total expenses		165,952
Expenses paid indirectly (Note 6)		(1,113)
Reimbursement of expenses by adviser (Note 3)		(6,118)
Net expenses		158,721
Net investment income		48,148

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions		75,685
Foreign currency transactions		(4,975)
Net unrealized appreciation on investments and foreign currency transactions		4,655,042
Net realized and unrealized gain from investments and foreign currency		4,725,752
Net increase in net assets resulting from operations		$4,773,900

See Notes to Financial Statements

14

DAVIS INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

December 29, 2006 (Commencement of operations) through October 31, 2007
OPERATIONS:
Net investment income	$48,148
Net realized gain from investments
and foreign currency transactions	70,710
Net increase in unrealized appreciation on investments
and foreign currency transactions	4,655,042
Net increase in net assets resulting from operations	4,773,900

CAPITAL SHARE TRANSACTIONS:
net increase in assets resulting from capital share
transactions (Note 5):
Class A	15,735,702
Class B	2,500
Class C	2,500

Total increase in net assets	20,514,602

NET ASSETS:
Beginning of period	–
End of period*	$20,514,602

*Including undistributed net investment income of	$43,173

See Notes to Financial Statements

15

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on December 29, 2006. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation and distributions. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Fund’s investment adviser (“Adviser”), identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

16

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

17

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended October 31, 2007, amounts have been reclassified to reflect a decrease in undistributed net investment income of $4,975 and a corresponding increase in accumulated net realized gains from investments and foreign currency transactions. Net assets have not been affected by this reclassification.

There were no distributions paid during the period ended October 31, 2007.

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$164,057
Net unrealized appreciation on investments and
foreign currency transactions	4,610,278
Total	$4,774,335

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. As of October 31, 2007, the Adviser has evaluated the implications of FIN 48 and does not currently anticipate any impact to the Fund’s financial statements. The Adviser will continue to monitor the Fund’s tax positions prospectively for potential future impacts.

18

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 2007 were $15,863,630 and $659,411, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the period ended October 31, 2007 approximated 0.75% (annualized) of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the period ended October 31, 2007 amounted to $26. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the period ended October 31, 2007 amounted to $4,500. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%). During the period ended October 31, 2007, such reimbursements amounted to $6,118. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

19

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2007

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the period ended October 31, 2007, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the period ended October 31, 2007.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., (“NASD”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the period ended October 31, 2007, Class B shares of the Fund made distribution fee payments of $18. There were no payments made for service fees.

There were no commission advances by the Distributor during the period ended October 31, 2007, on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $151 representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the period ended October 31, 2007, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

20

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2007

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the period ended October 31, 2007, Class C shares of the Fund made distribution fee payments of $18. There were no payments made for service fees.

There were no commission advances by the Distributor during the period ended October 31, 2007 on the sale of Class C shares of the Fund. During the period ended October 31, 2007, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

21

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS– (Continued)

October 31, 2007

NOTE 5 – CAPITAL STOCK

At October 31, 2007, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which are classified as Davis International Fund. Transactions in capital stock were as follows:

Class A	December 29, 2006 (Commencement of operations) through October 31, 2007
	Shares	Amount
Shares sold	1,521,263	$15,735,702
Net increase	1,521,263	$15,735,702

Class B	December 29, 2006 (Commencement of operations) through October 31, 2007
	Shares	Amount
Shares sold	250	$2,500
Net increase	250	$2,500

Class C	December 29, 2006 (Commencement of operations) through October 31, 2007
	Shares	Amount
Shares sold	250	$2,500
Net increase	250	$2,500

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1,113 during the period ended October 31, 2007.

NOTE 7 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the period ended October 31, 2007.

22

DAVIS INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

CLASSES A, B & C

Financial Highlights for a share of capital stock outstanding throughout the period:

	December 29, 2006 (Commencement of operations) through October 31, 2007
	Class A	Class B	Class C

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.03	(0.06)	(0.05)
Net Realized and Unrealized Gains	3.45	3.42	3.42
Total from Investment Operations	3.48	3.36	3.37

Net Asset Value, End of Period	$13.48	$13.36	$13.37

Total Return[1]	34.80%	33.60%	33.70%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$20,508	$3	$3
Ratio of Expenses to Average Net Assets:
Gross	1.35%*	26.19%*	26.19%*
Net[3]	1.30%*	2.30%*	2.30%*
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.39%*	(0.61)%*	(0.61)%*
Portfolio Turnover Rate[2]	4%	4%	4%

1  Assumes hypothetical initial investment on inception of offering, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

23

DAVIS INTERNATIONAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis New York Venture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis International Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of October 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 29, 2006 (commencement of operations) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis International Fund as of October 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 29, 2006 (commencement of operations) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

December 21, 2007

24

DAVIS INTERNATIONAL FUND

FUND INFORMATION

Federal Income Tax Information (Unaudited)

In early 2008, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

There were no distributions paid by the Fund during the period ended October 31, 2007. The Fund anticipates making a distribution in December 2007.

The Fund has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a Federal Tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction. For the fiscal year ended October 31, 2007, the Fund intends on passing through $18,940 as a foreign tax credit based on foreign source income of $208,069.

For purposes of preparing your Federal Income Tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute Form 1099-DIV which you should receive in early 2008.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations, which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel and Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

26

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner of Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

27

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

28

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends July 31, 2007 and July 31, 2006 were $36,000 and $13,200, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends July 31, 2007 and July 31, 2006 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends July 31, 2007 and July 31, 2006 were $17,880 and $6,540, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)	All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends July 31, 2007 and July 31, 2006 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended July 31, 2007 and July 31, 2006. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: January 7, 2008

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: January 7, 2008